Credit card receivables (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 7,750,270	$ 4,525,689	$ 2,799,999
Transfers from Stage 1 to Stage 2	(581,044)	(377,421)	(168,654)
Transfers from Stage 2 to Stage 1	307,046	178,742	73,448
Transfers to Stage 3	(554,432)	(218,192)	(72,328)
Transfers from Stage 3	20,523	8,576	156
Write-offs
Net change of gross carrying amount	4,109,980	3,450,551	2,145,118
Effect of changes in exchange rates (OCI)	839,480	182,325	(252,050)
Gross carrying amount at end of the year	11,891,823	7,750,270	4,525,689
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	917,178	440,105	202,673
Transfers from Stage 1 to Stage 2	581,044	377,421	168,654
Transfers from Stage 2 to Stage 1	(307,046)	(178,742)	(73,448)
Transfers to Stage 3	(383,006)	(168,974)	(41,112)
Transfers from Stage 3	6,235	2,325	68
Write-offs
Net change of gross carrying amount	576,369	427,186	205,148
Effect of changes in exchange rates (OCI)	99,293	17,857	(21,878)
Gross carrying amount at end of the year	1,490,067	917,178	440,105
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	598,777	196,359	116,200
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	937,438	387,166	113,440
Transfers from Stage 3	(26,758)	(10,901)	(224)
Write-offs	(935,283)	(290,974)	(120,071)
Net change of gross carrying amount	462,050	313,606	97,356
Effect of changes in exchange rates (OCI)	70,190	3,521	(10,342)
Gross carrying amount at end of the year	1,106,414	598,777	196,359
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	9,266,225	5,162,153	3,118,872
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(935,283)	(290,974)	(120,071)
Net change of gross carrying amount	5,148,399	4,191,343	2,447,622
Effect of changes in exchange rates (OCI)	1,008,963	203,703	(284,270)
Gross carrying amount at end of the year	$ 14,488,304	$ 9,266,225	$ 5,162,153